Warrants - Fair value measurements at issuance (Details)	Sep. 01, 2021 Y
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	1.32
Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	10.00
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50
Redemption Trigger Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	16.50
Estimated Term Remaining
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5
Probability of Acquisition
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	80
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	22
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.31
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.00